February 2003

Dear Shareholder:

As you will note in this report, Ameritor Security Trust had a negative return over the past six months. This performance was a reflection of the recent general trend of the stock market. For the past year, however, the performance of the fund's investments (before fees and expenses) did surpass the corresponding indices.

We are hopeful, regardless of the sluggish economy, that a more favorable performance will be accomplished in the coming year with the assistance of the adviser's professional and experienced consultant, Paul Dietrich of Nye, Parnell & Emerson. Every effort will be made to increase the value of the portfolio to produce a positive return.

We shall endeavor to make your Fund an attractive investment and will continue working toward enhanced appreciation of your investments, lower costs and higher shareholder return in future years.

Sincerely,

/s/ Jerome Kinney

Jerome Kinney
President

                          AMERITOR SECURITY TRUST FUND
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                      Value
                                                       Shares        (Note 1)
                                                     ----------     ----------
COMMON STOCK -                           93.62%

Banks                                     5.37%
Bancorpsouth, Inc.                                        3,500      $   67,970
                                                                     ----------
             Total Banks                                                 67,970
                                                                     ----------

Financial Services                        5.65%
Doral Financial Corp.                                     2,500          71,500
                                                                     ----------
             Total Financial Services                                    71,500
                                                                     ----------

Food & Beverage                           7.39%
JM Smucker Co.                                            2,350          93,553
                                                                     ----------
             Total Food & Beverage                                       93,553
                                                                     ----------

Insurance                                 5.26%
Midland Company                                           3,500          66,500
                                                                     ----------
             Total Insurance                                             66,500
                                                                     ----------

Labor                                     2.54%
Labor Ready (a)                                           5,000          32,100
                                                                     ----------
             Total Labor                                                 32,100
                                                                     ----------

Manufacturing                             5.69%
Quanex Corp.                                              2,150          72,025
                                                                     ----------
             Total Manufacturing                                         72,025
                                                                     ----------

Medical                                  22.25%
Charles River Labs (a)                                    1,750          67,340
EON Labs (a)                                              2,400          45,384
Genesis Health Ventures (a)                               3,250          50,213
Hanger Orthopedic (a)                                     5,500          72,325
Polymedica Corp. (a)                                      1,500          46,260
                                                                     ----------
             Total Medical                                              281,522
                                                                     ----------

Oil & Gas                                 9.34%
Denbury Resources (a)                                     6,500          73,450
Pogo Producing                                            1,200          44,700
                                                                     ----------
             Total Oil & Gas                                            118,150
                                                                     ----------

Printing                                  3.92%
CSS Industries, Inc. com (a)                              1,498          49,584
                                                                     ----------
             Total Printing                                              49,584
                                                                     ----------

Restaurants                               4.73%
California Pizza Kitchen (a)                              2,375          59,850
                                                                     ----------
             Total Restaurants                                           59,850
                                                                     ----------

Retail                                    4.45%
99 Cents Only Store (a)                                   1,200          32,232
J. Jill Group, Inc. (a)                                   1,725          24,115
                                                                     ----------
             Total Retail                                                56,347
                                                                     ----------

Transportation                            6.33%
Swift Transportation (a)                                  4,000          80,072
                                                                     ----------
             Total Transportation                                        80,072
                                                                     ----------

Waste Disposal                           10.70%
Stericycle Inc. (a)                                       1,200          38,855
Waste Connections (a)                                     2,500          96,525
                                                                     ----------
             Total Waste Disposal                                       135,380
                                                                     ----------


Total Common Stock (Cost $1,185,346)                                  1,184,553
                                                                     ----------


INVESTMENT COMPANY                        6.38%          Par
Evergreen Money Market Treasury Institutional -      ----------
Money Market Fund Institutional Shares
  (Cost $80,703)                                     $   80,703          80,703
                                                                     ----------

Total Portfolio of Investments (Cost $1,266,049)                     $1,265,256
                                                                     ==========

(a)  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                             AMERITOR SECURITY TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002
                                   (Unaudited)

Assets:
          Investments at value (Cost $1,266,049) (Note 1)          $  1,265,256
          Interest and dividend receivable                                  255
                                                                   ------------
                    Total Assets                                      1,265,511
                                                                   ------------
Liabilities:
          Accrued expenses                                               14,816
                                                                   ------------
                    Total Liabilities                                    14,816
                                                                   ------------

Net Assets                                                         $  1,250,695
                                                                   ============

Net assets consist of:
          Paid-in capital                                          $  4,423,489
          Unrealized depreciation of investments                           (793)
          Accumulated net investment loss                              (100,105)
          Accumulated net realized losses
             from security transactions                              (3,071,896)
                                                                   ------------
                                                                      1,250,695
                                                                   ============
Net asset value, offering price and redemption
   price per share ($1,250,695 divided by 3,031,888
   shares of no par value trust shares)                            $       0.41
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                             AMERITOR SECURITY TRUST
                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2002
                                   (Unaudited)

Investment Income:
          Dividends                                                   $    1,610
          Interest                                                         3,086
                                                                      ----------
                    Total income                                                  $    4,696
                                                                                  ----------

Expenses:
          Investment advisory fee (Note 2)                                 5,830
          Fund acounting and administrative fees (Note 2)                 33,731
          Professional fees                                               31,919
          Custodian fees                                                   2,062
          Insurance                                                        7,490
          Trustees fees and expenses (Note 2)                              4,261
          Transfer agent Fees                                             10,746
          Miscellaneous                                                    8,762
                                                                      ----------
                    Total expenses                                                   104,801
                                                                                  ----------

                    Net investment loss                                             (100,105)
                                                                                  ----------

Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 3):
          Net realized loss from investment transactions                            (193,601)
          Change in unrealized depreciation of investments                            43,318
                                                                                  ----------
          Net loss on investments                                                   (150,283)
                                                                                  ----------
          Net decrease in net assets resulting from operations                    $ (250,388)
                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR SERCURITY TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the six months    For the year
                                                             ended December 31,   ended June 30,
                                                              2002 (Unaudited)         2002
                                                                ------------       ------------
Increase (decrease) in net assets from operations:
          Net investment loss                                   $   (100,105)      $   (201,618)
          Net realized loss from investment transactions            (193,601)        (2,446,482)
          Change in unrealized depreciation
             of investments                                           43,318          1,958,929
                                                                ------------       ------------
          Net decrease in net assets resulting
             from operations                                        (250,388)          (689,171)


Decrease in net assets from trust share transactions (Note 2)        (16,286)          (219,719)
                                                                ------------       ------------
          Decrease in net assets                                    (266,674)          (908,890)

Net assets at beginning of period                                  1,517,369          2,426,259
                                                                ------------       ------------

Net assets at end of period, including accumulated
   net investment loss of $100,105 and $0                       $  1,250,695       $  1,517,369
                                                                ============       ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR SERCURITY TRUST
                              FINANCIAL HIGHLIGHTS

                                              For the six
                                             months ended
                                             December 31,                          For the years ended
                                              (Unaudited)                                June 30
                                             ------------      ------------------------------------------------------------
                                                 2002            2002         2001         2000         1999         1998
                                               --------        --------     --------     --------     --------     --------
Per Share Operating Performance:
    Net asset value, beginning of
        period                                 $   0.49        $   0.70     $   1.71     $   1.35     $   0.93     $   0.76
                                               --------        --------     --------     --------     --------     --------
    Net investment (loss)                         (0.03)          (0.07)       (0.07)       (0.19)       (0.22)       (0.09)

Capital gain distributions                           --              --        (0.08)          --           --           --

    Net realized and unrealized gain
    (loss) on investments                         (0.05)          (0.14)       (0.86)        0.55         0.64         0.26
                                               --------        --------     --------     --------     --------     --------
    Total from investment operations              (0.08)          (0.21)       (1.01)        0.36         0.42         0.17
                                               --------        --------     --------     --------     --------     --------

Net asset value, end of period                 $   0.41        $   0.49     $   0.70     $   1.71     $   1.35     $   0.93
                                               ========        ========     ========     ========     ========     ========

Ratio/Supplemental Data:
     Total Return                               (16.33)%        (30.00)%     (56.10)%      26.67%       46.33%       21.40%
     Ratio of expenses to average net assets     15.46%(1)       11.79%        6.08%        6.93%        7.24%        9.85%
     Ratio of net investment (loss)
         to average net assets                  (14.76)%(1)     (11.14)%      (5.63)%      (6.61)%      (6.76)%      (8.95)%
     Portfolio turnover                            122%            293%          22%          91%           0%          48%
     Net assets, end of period (000's)         $  1,251        $  1,517     $  2,426     $  6,185     $  5,169     $  3,903

(1)  Annualized

The accompanying notes are an integral part of the financial statements.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Security Fund, (the "FUND"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2002, for Federal income tax purposes, the Fund had a capital loss carryforward of $2,203,964 to offset future realized gains which expires on June 30, 2010.

     C. DISTRIBUTIONS TO SHAREHOLDERS - The tax character of distributions paid during 2001 was as follows:

               Distributions paid from:
                  Long-term capital gains                          $    291,228
                                                                   ============

          As of June 30, 2002, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Accumulated net realized losses
                  from security transactions                       $ (2,878,295)
               Unrealized depreciation                                  (44,111)
                                                                   ------------
                                                                   $ (2,922,406)
                                                                   ============

     D. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     E. USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)  TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                               FOR THE SIX
                               MONTH ENDED                FOR THE YEAR ENDED
                            DECEMBER 31, 2002               JUNE 30, 2001
                       --------------------------    --------------------------
                               (UNAUDITED)
                       --------------------------
                         SHARES          AMOUNT         SHARES          AMOUNT
                       -----------     ----------    -----------     ----------

Shares sold                     --     $       --             --     $       --
Shares redeemed            (37,514)       (16,286)      (373,296)      (219,719)
                       -----------     ----------    -----------     ----------
Net decrease               (37,514)    $  (16,286)      (373,296)    $ (219,719)
                       ===========     ==========    ===========     ==========

Shares outstanding
    Beginning of period  3,069,402                     3,442,698
                       -----------                   -----------
    End of period        3,031,888                     3,069,402
                       ===========                   ===========

(4)  PURCHASE AND SALE OF SECURITIES

     During the six months ended December 31, 2002, purchases and proceeds from sales of investment securities were $1,291,792 and $1,277,296, respectively. Net unrealized depreciation of investments aggregated $793, which relates to gross unrealized appreciation and gross unrealized depreciation of $55,769 and $56,562, respectively.

--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

DECEMBER 31, 2002
--------------------------------------------------------------------------------

(5)  TRUSTEES AND OFFICERS (UNAUDITED)

     The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------------
           (1)                  (2)           (3)               (4)                (5)             (6)
-------------------------------------------------------------------------------------------------------------
Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee
-------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
Richard P. Ellison         Non-Interested   3 Years        President and            2         Potomac Group
1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
Alexandria, VA 22304                        Term is         Officer of                             Boat
Age 71                                      For Life         Intervest                           America
                                                          Financial Corp.
-------------------------------------------------------------------------------------------------------------
James I. Schwartz              Non-         1 Month      Retired President          2              None
1480 Pennfield Circle       Interested       Served        Capital City
#307                          Trustee       Term is       Savings & Loan
Silver Spring, MD                           For Life            And
20906                                                     Schwartz & Co.
Age 75
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------------
Carole S. Kinney             Trustee,       3 Years       Chairman of the           2              None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              and         Term is          Ameritor
Age 56                       Chairman       for life         Financial
                              of the                        Corporation
                               Fund                         Since 1998
-------------------------------------------------------------------------------------------------------------
Jerome Kinney                President      3 Years         Founder and                            None
8020 Thornley Court                          served         President,
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 72                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation
-------------------------------------------------------------------------------------------------------------